Long-Term Investment	12 Months Ended
Mar. 31, 2024
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT

Note 7 – LONG-TERM INVESTMENT

Long-term investment consists of the following:

	March 31, 2024	March 31, 2023
Kahamadi Bio (1)	$-	$-
Zhuoli Life (2)	-	1,680,337
Songlu Pharmaceutical (3)	83,099	87,367
Jiuzhou Digital (4)	4,155	4,368
Guoshu Lianren (Zhejiang) Medical and Health Management Co., Ltd (5)	1,108,007	-
Long-term investment	$1,195,261	$1,772,072

(1)	It represents 49% investment in Kahamadi Bio. The investment is recorded using the equity method. Kahamadi Bio suffered loss of $0 and $0 in the year ended March 31, 2024 and 2023.

(2)	It represents 39% investment in Zhejiang Zhuoli Life Service Co., LTD (“Zhuoli Service”), formerly known as Zhejiang Zhetong Medical Co., Ltd. Zhuoli Service was established in March 2020 to target potential acquisitions or to cooperate with local pharmacies. By attracting more funds from local investors, the Company expects to continue growing its local network in the future. In the year ended March 31, 2021, Jiuzhou Pharmacy injected funds of approximately $1,443,752 into Zhuoli Service. The investment is recorded using the equity method. Zhuoli Service suffered loss of $2,402,376 in the year ended March 31, 2023. An impairment loss of $1,607,537 was recorded in the year ended March 31, 2024. After the impairment, the carrying amount of Zhuoli Service was nil.

(3)	It represents 0.37% investment in Inner Mongolia Songlu Pharmaceutical Co. (“Songlu Pharmaceutical”). The investment is recorded based on cost method.

(4)	It represents 25.92% investment in Zhejiang Jiuzhou Digital Medicine Technology Co., LTD. In the year ended March 31, 2023, Jiuzhou Pharmacy injected funds of approximately $4,379 into Jiuzhou Digital. The investment is recorded based on equity method.

(5)	It represents 8% investment in Guoshu Lianren (Zhejiang) Medical and Health Management Co., Ltd. In the year ended March 31, 2024, Jiuzhou Pharmacy injected funds of approximately $1,113,650(RMB 8,000,000) into Guoshu Lianren (Zhejiang) Medical and Health Management Co., Ltd. The investment is recorded based on equity method.